Investment Securities	12 Months Ended
Sep. 30, 2011
Investment Securities [Abstract]
Investment Securities
INVESTMENT SECURITIES

September 30,	2011
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
Within 1 year	$500	$34	$—	$534	4.00%
1 to 5 years	—	—	—	—	—
5 to 10 years	9,300	4,547	—	13,847	10.38%
Over 10 years	175,515	631	—	176,146	2.57%
Corporate bonds due
5 to 10 years	30,000	284	(325)	29,959	4.00%
Municipal bonds due
Over 10 years	20,461	3,107	—	23,568	6.45%
Mortgage-backed securities
Agency pass-through certificates	2,883,734	127,356	—	3,011,090	4.72%
	3,119,510	135,959	(325)	3,255,144	4.62%
Held-to-maturity securities
Tax-exempt municipal bonds due
1 to 5 years	405	5	—	410	6.52%
5 to 10 years	1,545	68	—	1,613	5.60%
Over 10 years	—	—	—	—	—%
U.S. government and agency securities due
1 to 5 years	—	—	—	—	—%
Mortgage-backed securities
Agency pass-through certificates	45,086	3,507	—	48,593	5.31%
	47,036	3,580	—	50,616	5.33%
	$3,166,546	$139,539	$(325)	$3,305,760	4.63%

September 30,	2010
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
Within 1 year	$500	$26	$—	$526	4.00%
1 to 5 years	25,000	180	—	25,180	3.25%
5 to 10 years	158,915	5,344	(105)	164,154	3.59%
Over 10 years	150,000	1,161	(15)	151,146	3.50%
Corporate bonds due
5 to 10 years	10,000	—	—	10,000	6.00%
Mortgage-backed securities
Agency pass-through certificates	2,058,130	72,853	(896)	2,130,087	5.26%
	2,402,545	79,564	(1,016)	2,481,093	5.02%
Held-to-maturity securities
Tax-exempt municipal bonds due
1 to 5 years	1,105	65	—	1,170	6.11%
5 to 10 years	1,940	115	—	2,055	5.67%
Over 10 years	4,010	34	—	4,044	5.60%
U.S. government and agency securities due
1 to 5 years	—	—	—	—	—%
Mortgage-backed securities
Agency pass-through certificates	73,052	4,579	—	77,631	5.59%
	80,107	4,793	—	84,900	5.60%
	$2,482,652	$84,357	$(1,016)	$2,565,993	5.04%

$131,361,000 of available-for-sale securities were sold in 2011, resulting in a gain of $8,147,000. $496,024,000 of available-for-sale securities were sold in 2010, resulting in a net gain of $22,409,000. $18,453,000 of available-for-sale securities were sold in 2009, resulting in a net gain of $1,063,000.

Substantially all mortgage-backed securities have contractual due dates that exceed ten years.

The following table shows the unrealized gross losses and fair value of securities at September 30, 2011, by length of time that individual securities in each category have been in a continuous loss position. The Company had no securities in a continuous loss position for 12 or more months at September 30, 2011, which consisted of mortgage-backed securities. Management believes that the declines in fair value of these investments are not an other than temporary impairment.

As of September 30,	2011
	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
U.S. agency securities	$(325)	$9,675	$—	$—	$(325)	$9,675
Agency pass-through certificates	—	—	—	—	—	—
	$(325)	$9,675	$—	$—	$(325)	$9,675